Credit Risk	6 Months Ended
Jun. 30, 2023
Disclosure of credit risk exposure [abstract]
Credit Risk
Taskforce on Disclosures about Expected Credit Losses (DECL)
The latest DECL III Taskforce recommendation for the minimum product groupings has been adopted in the credit risk performance section for this period and the prior period comparatives have been aligned accordingly. The Barclays Bank Group intends to adopt further enhancements in the credit risk performance section for future periods.
Loans and advances at amortised cost by product
Total loans and advances at amortised cost in the credit risk performance section includes Loans and advances at amortised cost to banks, Loans and advances at amortised cost to customers and Debt securities at amortised cost.

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the gross loans and advances to the extent that the allowance does not exceed the drawn exposure and any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

		Stage 2
As at 30.06.23	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	7,791	272	16	107	395	767	8,953
Retail credit cards	21,829	3,478	302	227	4,007	1,257	27,093
Retail other	4,583	368	33	249	650	336	5,569
Corporate loans	95,647	9,136	128	205	9,469	1,174	106,290
Debt securities and other[2]	35,497	3,664	—	—	3,664	2	39,163
Total	165,347	16,918	479	788	18,185	3,536	187,068

Impairment allowance
Retail mortgages	9	18	3	2	23	327	359
Retail credit cards	307	860	143	128	1,131	1,006	2,444
Retail other	23	28	1	7	36	99	158
Corporate loans	201	261	11	8	280	336	817
Debt securities and other[2]	19	34	—	—	34	—	53
Total	559	1,201	158	145	1,504	1,768	3,831

Net exposure
Retail mortgages	7,782	254	13	105	372	440	8,594
Retail credit cards	21,522	2,618	159	99	2,876	251	24,649
Retail other	4,560	340	32	242	614	237	5,411
Corporate loans	95,446	8,875	117	197	9,189	838	105,473
Debt securities and other[2]	35,478	3,630	—	—	3,630	2	39,110
Total	164,788	15,717	321	643	16,681	1,768	183,237

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.1	6.6	18.8	1.9	5.8	42.6	4.0
Retail credit cards	1.4	24.7	47.4	56.4	28.2	80.0	9.0
Retail other	0.5	7.6	3.0	2.8	5.5	29.5	2.8
Corporate loans	0.2	2.9	8.6	3.9	3.0	28.6	0.8
Debt securities and other[2]	0.1	0.9	—	—	0.9	—	0.1
Total	0.3	7.1	33.0	18.4	8.3	50.0	2.0

1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £172.4bn and impairment allowance of £156m. This comprises £15m Expected Credit Losses (ECL) on £171.3bn Stage 1 assets, £12m on £877m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £129m on £137m Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £467m.
2Predominantly includes debt securities within Treasury and CIB, these have a total gross exposure of £35.3bn and impairment allowance of £53m. Also includes loans and advances of £3.4bn within Treasury and £0.4bn within Head Office, which have impairment allowance of £nil.

		Stage 2
As at 31.12.22	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	10,458	310	11	41	362	978	11,798
Retail credit cards	22,669	3,252	237	391	3,880	1,129	27,678
Retail other	6,915	384	45	95	524	523	7,962
Corporate loans	96,799	10,235	154	103	10,492	935	108,226
Debt securities and other[2]	26,967	3,691	—	—	3,691	5	30,663
Total	163,808	17,872	447	630	18,949	3,570	186,327

Impairment allowance
Retail mortgages	12	22	2	1	25	356	393
Retail credit cards	331	887	82	158	1,127	818	2,276
Retail other	38	21	3	5	29	171	238
Corporate loans	304	254	12	9	275	293	872
Debt securities and other[2]	8	33	—	—	33	—	41
Total	693	1,217	99	173	1,489	1,638	3,820

Net exposure
Retail mortgages	10,446	288	9	40	337	622	11,405
Retail credit cards	22,338	2,365	155	233	2,753	311	25,402
Retail other	6,877	363	42	90	495	352	7,724
Corporate loans	96,495	9,981	142	94	10,217	642	107,354
Debt securities and other[2]	26,959	3,658	—	—	3,658	5	30,622
Total	163,115	16,655	348	457	17,460	1,932	182,507

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.1	7.1	18.2	2.4	6.9	36.4	3.3
Retail credit cards	1.5	27.3	34.6	40.4	29.0	72.5	8.2
Retail other	0.5	5.5	6.7	5.3	5.5	32.7	3.0
Corporate loans	0.3	2.5	7.8	8.7	2.6	31.3	0.8
Debt securities and other[2]	—	0.9	—	—	0.9	—	0.1
Total	0.4	6.8	22.1	27.5	7.9	45.9	2.1
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £155.1bn and impairment allowance of £152m. This comprises £7m ECL on £153.8bn Stage 1 assets, £8m on £1,142m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £137m on £141m Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £532m.
2Predominantly includes debt securities within Treasury and CIB, these have a total gross exposure of £27.4bn and impairment allowance of £41m. Also includes loans and advances of £2.9bn within Treasury and £0.4bn within Head Office, which have impairment allowance of £nil.
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the methodology used to determine credit impairment provisions is included in the Barclays Bank PLC Annual Report 2022.

Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the period. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.

The movements are measured over a six-month period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	10,458	12	362	25	978	356	11,798	393
Transfers from Stage 1 to Stage 2	(218)	—	218	—	—	—	—	—
Transfers from Stage 2 to Stage 1	65	3	(65)	(3)	—	—	—	—
Transfers to Stage 3	(90)	—	(36)	(3)	126	3	—	—
Transfers from Stage 3	10	—	19	1	(29)	(1)	—	—
Business activity in the period	622	3	—	—	—	—	622	3
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,154)	(9)	(58)	4	(218)	(21)	(2,430)	(26)
Final repayments	(902)	—	(45)	(1)	(81)	(1)	(1,028)	(2)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(9)	(9)	(9)	(9)
As at 30 June 2023	7,791	9	395	23	767	327	8,953	359

Retail credit cards
As at 1 January 2023	22,669	331	3,880	1,127	1,129	818	27,678	2,276
Transfers from Stage 1 to Stage 2	(1,468)	(42)	1,468	42	—	—	—	—
Transfers from Stage 2 to Stage 1	1,033	290	(1,033)	(290)	—	—	—	—
Transfers to Stage 3	(197)	(12)	(404)	(205)	601	217	—	—
Transfers from Stage 3	5	3	4	2	(9)	(5)	—	—
Business activity in the period	904	16	45	16	1	1	950	33
Refinements to models used for calculation[1]	—	—	—	—	—	(20)	—	(20)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,052)	(267)	64	475	(128)	334	(1,116)	542
Final repayments	(65)	(12)	(17)	(36)	—	(6)	(82)	(54)
Disposals[2]	—	—	—	—	(12)	(8)	(12)	(8)
Write-offs	—	—	—	—	(325)	(325)	(325)	(325)
As at 30 June 2023	21,829	307	4,007	1,131	1,257	1,006	27,093	2,444
1Refinements to models used for calculation reported within Retail credit cards include a £20m movement in US cards. These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
2The £12m disposals reported within Retail credit cards relates to debt sales undertaken during the period.

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail other
As at 1 January 2023	6,915	38	524	29	523	171	7,962	238
Transfers from Stage 1 to Stage 2	(446)	(3)	446	3	—	—	—	—
Transfers from Stage 2 to Stage 1	138	4	(138)	(4)	—	—	—	—
Transfers to Stage 3	(57)	(1)	(41)	(6)	98	7	—	—
Transfers from Stage 3	1	1	7	2	(8)	(3)	—	—
Business activity in the period	1,086	3	6	1	3	2	1,095	6
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,145)	(17)	(79)	12	(148)	(32)	(2,372)	(37)
Final repayments	(909)	(2)	(75)	(1)	(47)	(1)	(1,031)	(4)
Disposals[1]	—	—	—	—	(75)	(35)	(75)	(35)
Write-offs	—	—	—	—	(10)	(10)	(10)	(10)
As at 30 June 2023	4,583	23	650	36	336	99	5,569	158

Corporate loans
As at 1 January 2023	96,799	304	10,492	275	935	293	108,226	872
Transfers from Stage 1 to Stage 2	(4,747)	(21)	4,747	21	—	—	—	—
Transfers from Stage 2 to Stage 1	4,312	49	(4,312)	(49)	—	—	—	—
Transfers to Stage 3	(139)	(1)	(225)	(16)	364	17	—	—
Transfers from Stage 3	47	1	64	2	(111)	(3)	—	—
Business activity in the period	12,224	20	315	13	35	9	12,574	42
Refinements to models used for calculation[2]	—	(49)	—	142	—	—	—	93
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,810	(46)	(1,049)	(90)	212	182	973	46
Final repayments	(14,659)	(56)	(563)	(18)	(91)	(7)	(15,313)	(81)
Disposals[1]	—	—	—	—	(110)	(95)	(110)	(95)
Write-offs	—	—	—	—	(60)	(60)	(60)	(60)
As at 30 June 2023	95,647	201	9,469	280	1,174	336	106,290	817
1The £75m of disposals reported within Retail other includes £64m part sale of Wealth portfolio in Italy and £11m relates to debt sales. The £110m of disposals reported within Corporate loans relates to debt sales undertaken during the period.
2Refinements to models used for calculation reported within Corporate loans include a £93m movement in CIB . These reflect model enhancements made during the period. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Debt securities and other
As at 1 January 2023	26,967	8	3,691	33	5	—	30,663	41
Transfers from Stage 1 to Stage 2	(260)	—	260	—	—	—	—	—
Transfers from Stage 2 to Stage 1	118	2	(118)	(2)	—	—	—	—
Transfers to Stage 3	—	—	—	—	—	—	—	—
Transfers from Stage 3	—	—	—	—	—	—	—	—
Business activity in the period	11,438	2	78	1	—	—	11,516	3
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(768)	7	(79)	4	2	—	(845)	11
Final repayments	(1,998)	—	(168)	(2)	(5)	—	(2,171)	(2)
Disposals	—	—	—	—	—	—	—	—
Write-off	—	—	—	—	—	—	—	—
As at 30 June 2023	35,497	19	3,664	34	2	—	39,163	53

Reconciliation of ECL movement to impairment charge/(release) for the period
					Stage 1	Stage 2	Stage 3	Total
					£m	£m	£m	£m
Retail mortgages					(3)	(2)	(20)	(25)
Retail credit cards					(24)	4	521	501
Retail other					(15)	7	(27)	(35)
Corporate loans					(103)	5	198	100
Debt securities and other					11	1		12
ECL movement excluding assets derecognised due to disposals and write-offs[1]					(134)	15	672	553
ECL movement on loan commitments and other financial guarantees					(47)	(36)	18	(65)
ECL movement on other financial assets					8	4	(8)	4
Recoveries and reimbursements[2]					64	(28)	(36)	—
Total exchange and other adjustments								196
Total income statement charge for the period								688
1In H123, gross write-offs amounted to £404m (H122: £560m). Post write-off recoveries amounted to £7m (H122: £20m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £397m (H122: £540m).
2Recoveries and reimbursements include a net reduction of £7m (H122 gain: £11m) in amounts expected to be received under the arrangement where Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain loan assets with third parties; cash recoveries of previously written off amounts are £7m (H122: £20m).

Loan commitments and financial guarantees

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	61	—	1	—	5	—	67	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	27	—	—	—	—	—	27	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(21)	—	—	—	(4)	—	(25)	—
Limit management and final repayments	(25)	—	(1)	—	—	—	(26)	—
As at 30 June 2023	42	—	—	—	1	—	43	—

Retail credit cards
As at 1 January 2023	109,291	41	1,973	45	7	1	111,271	87
Net transfers between stages	(646)	14	644	(14)	2	—	—	—
Business activity in the year	9,242	6	76	5	—	—	9,318	11
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,448)	(19)	(469)	23	(1)	(1)	(4,918)	3
Limit management and final repayments	(6,304)	(4)	(274)	(16)	—	—	(6,578)	(20)
As at 30 June 2023	107,135	38	1,950	43	8	—	109,093	81

Retail other
As at 1 January 2023	4,497	—	79	—	64	—	4,640	—
Net transfers between stages	(65)	—	39	—	26	—	—	—
Business activity in the year	467	—	1	—	—	—	468	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,120)	8	(30)	—	(47)	—	(1,197)	8
Limit management and final repayments	(293)	—	(10)	—	—	—	(303)	—
As at 30 June 2023	3,486	8	79	—	43	—	3,608	8

Corporate loans
As at 1 January 2023	205,207	193	23,873	230	812	22	229,892	445
Net transfers between stages	624	18	(768)	(19)	144	1	—	—
Business activity in the year	22,926	7	543	8	1	—	23,470	15
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,862	(26)	534	(4)	208	20	2,604	(10)
Limit management and final repayments	(26,348)	(51)	(1,749)	(19)	(223)	(2)	(28,320)	(72)
As at 30 June 2023	204,271	141	22,433	196	942	41	227,646	378

Debt securities and other
As at 1 January 2023	13	—	—	—	—	—	13	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	14	—	—	—	—	—	14	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)	—	—	—	—	—	(1)	—
Limit management and final repayments	—	—	—	—	—	—	—	—
As at 30 June 2023	26	—	—	—	—	—	26	—
Management adjustments to models for impairment
Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.
Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product below:
Management adjustments to models for impairment allowance presented by product[1]

	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments[3]	Other adjustments	Management adjustments	Total impairment allowance[4]	Proportion of Management adjustments to total impairment allowance
		(a)	(b)	(a+b)
As at 30 June 2023	£m	£m	£m	£m	£m	%
Retail mortgages	361	—	(2)	(2)	359	(0.6)
Retail credit cards	2,559	—	(34)	(34)	2,525	(1.3)
Retail other	199	—	(33)	(33)	166	(19.9)
Corporate loans	1,166	—	29	29	1,195	2.4
Debt securities and other	53	—	—	—	53	—
Total	4,338	—	(40)	(40)	4,298	(0.9)

As at 31 December 2022
Retail mortgages	393	—	—	—	393	—
Retail credit cards	2,309	—	54	54	2,363	2.3
Retail other	217	2	19	21	238	8.8
Corporate loans	1,414	95	(192)	(97)	1,317	(7.4)
Debt securities and other	41	—	—	—	41	—
Total	4,374	97	(119)	(22)	4,352	(0.5)

Economic uncertainty adjustments presented by stage

	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2022	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	2	—	2
Corporate loans	97	(2)	—	95
Debt securities and other	—	—	—	—
Total	97	—	—	97

1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £3.7bn (December 2022: £3.7bn) of modelled ECL, £0.3bn (December 2022: £0.3bn) of individually assessed impairments and £0.3bn (December 2022: £0.4bn) ECL from non-modelled exposures.
3Economic uncertainty adjustments are nil (December 2022: £97m) following the re-build of certain CIB impairment models.
4Total impairment allowance consists of ECL stock on drawn and undrawn exposure.
Economic Uncertainty adjustments
Economic uncertainty adjustments are captured in two ways. Firstly, customer uncertainty: the identification of customers and clients who may be more vulnerable to economic instability; and secondly, model uncertainty: to capture the impact from model limitations and sensitivities to specific macroeconomic parameters which are applied at a portfolio level.
During the period, a re-build of certain Corporate and Investment Bank (CIB) models and a granular credit risk assessment for qualifying exposures have resulted in release of adjustments for high-risk sectors and model sensitivity. This is leading to £nil economic uncertainty adjustments as at 30 June 2023.
Other adjustments
Other adjustments are operational in nature and are expected to remain in place until they can be reflected in the underlying models. These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.
Other adjustments of £(40)m (December 2022: £(119)m) includes:
•Retail credit cards: £(34)m (December 2022: £54m) primarily include adjustments informed by model monitoring partially offset by an adjustment in the US to the qualitative measures for high-risk account management (HRAM) accounts, and in Germany for recalibration of Loss Given Default (LGD) to reflect revised recovery expectations. The movement is primarily driven by an adjustment made during the period in the US to limit ECL sensitivity to certain macroeconomic variables.
•Retail other: £(33)m (December 2022: £19m) the movement is primarily informed by operational model adjustments made during the period within Private Banking and Wealth Management. Furthermore, adjustments for model monitoring and the definition of default under the Capital Requirements Regulation have been re-sized within Germany Loans.
•Corporate loans: £29m (December 2022: £(192)m) primarily includes an adjustment recognised to address unintuitive Probability of Default (PD) rates driven by the equity market volatilities.

Management adjustments of £(192)m within Corporate loans as at 31 December 2022 primarily comprised of an adjustment to limit ECL sensitivity to the macroeconomic variable for Federal Tax Receipts and model monitoring adjustments. These adjustments are no longer needed following the re-build of certain CIB impairment models.
Measurement uncertainty
Scenarios used to calculate the Barclays Bank Group’s ECL charge were refreshed in Q223 with the Baseline scenario reflecting the latest consensus macroeconomic forecasts available at the time of the scenario refresh. In the Baseline scenario, although the outlook in major economies has improved somewhat (since Q422), the full effect of the inflation shock and rising rates is lagged and so contributes to a further squeeze of household finances over the coming quarters, posing downside risks to GDP. UK and US unemployment rates increase only gradually in the coming quarters, peaking at 4.5% in Q424 and 4.7% in Q224 respectively. Central banks continue raising interest rates, with both the UK bank rate and the US federal funds rate peaking at 5.25% during 2023.
The Downside 2 scenario is broadly aligned to the previous scenario refresh. Inflation rates rise again as energy prices suddenly surge again amid renewed geopolitical risks. Inflation becomes entrenched and inflation expectations go up, contributing to higher pressure on wage growth. Central banks are forced to raise interest rates sharply with the UK bank rate reaching 8% and the US federal funds rate peaking at 7%. Weakened businesses lay off workers and consumers stop spending exacerbating the downward stress. Unemployment peaks at 8.5% in the UK and 9.8% in the US. Given already stretched valuations, the sharp increase in borrowing costs sees house prices decrease significantly. In the Upside scenarios, lower energy prices add downward pressure on prices globally, while recovering labour force participation limits wage growth. As a result of easing inflation, central banks lower interest rates to support the economic recovery.
The methodology for estimating scenario probability weights involves simulating a range of future paths for UK and US GDP using historical data with the five scenarios mapped against the distribution of these future paths. The median is centred around the Baseline with scenarios further from the Baseline attracting a lower weighting before the five weights are normalised to total 100%. The decrease in the Downside weightings and the increase in the Upside weightings reflected the improving economic outlook which moved the Baseline UK/US GDP paths closer to the Upside scenarios. For further details see page 15.
The tables on the following pages show the key macroeconomic variables used in the five scenarios (five year annual paths) and the probability weights applied to each scenario.

Macroeconomic variables used in the calculation of ECL
As at 30 June 2023	2023	2024	2025	2026	2027
Baseline	%	%	%	%	%
UK GDP[1]	0.3	0.9	1.6	1.8	1.9
UK unemployment[2]	4.1	4.4	4.2	4.2	4.2
UK HPI[3]	(6.1)	(1.3)	2.0	4.3	5.7
UK bank rate	4.8	4.6	3.9	3.8	3.5
US GDP[1]	1.1	0.7	2.0	2.0	2.0
US unemployment[4]	3.8	4.6	4.6	4.6	4.6
US HPI[5]	(0.7)	3.6	2.4	2.7	2.7
US federal funds rate	5.0	3.7	3.0	2.8	3.0

Downside 2
UK GDP[1]	(0.5)	(5.0)	(0.4)	2.5	1.9
UK unemployment[2]	4.4	7.8	8.3	7.7	7.1
UK HPI[3]	(10.2)	(20.5)	(17.7)	5.6	8.2
UK bank rate	5.5	8.0	7.3	6.1	4.8
US GDP[1]	0.5	(4.8)	(0.3)	2.8	2.1
US unemployment[4]	4.5	8.7	9.6	8.5	7.0
US HPI[5]	(1.8)	(3.7)	(4.2)	2.6	4.8
US federal funds rate	5.7	7.0	6.5	5.1	4.2

Downside 1
UK GDP[1]	(0.1)	(2.1)	0.6	2.2	1.9
UK unemployment[2]	4.2	6.1	6.2	5.9	5.6
UK HPI[3]	(8.1)	(11.3)	(8.2)	5.0	7.0
UK bank rate	5.2	6.1	5.6	4.8	4.1
US GDP[1]	0.8	(2.0)	0.8	2.4	2.0
US unemployment[4]	4.1	6.7	7.1	6.5	5.8
US HPI[5]	(1.2)	(0.1)	(0.9)	2.7	3.8
US federal funds rate	5.2	4.9	4.5	4.3	3.8

Upside 2
UK GDP[1]	1.2	4.1	3.2	2.6	2.3
UK unemployment[2]	3.9	3.6	3.5	3.6	3.6
UK HPI[3]	0.4	10.6	4.8	4.2	3.8
UK bank rate	4.4	3.3	2.5	2.5	2.5
US GDP[1]	2.2	3.9	3.0	2.8	2.8
US unemployment[4]	3.4	3.5	3.6	3.6	3.6
US HPI[5]	2.5	5.5	4.6	4.5	4.5
US federal funds rate	4.7	3.2	2.2	2.0	2.0

Upside 1
UK GDP[1]	0.8	2.5	2.4	2.2	2.1
UK unemployment[2]	4.0	4.0	3.9	3.9	3.9
UK HPI[3]	(2.9)	4.5	3.4	4.3	4.7
UK bank rate	4.6	4.0	3.1	3.0	3.0
US GDP[1]	1.6	2.3	2.5	2.4	2.4
US unemployment[4]	3.6	4.1	4.1	4.1	4.1
US HPI[5]	0.9	4.6	3.5	3.6	3.6
US federal funds rate	4.8	3.4	2.6	2.5	2.5
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Macroeconomic variables used in the calculation of ECL
As at 31 December 2022	2022	2023	2024	2025	2026
Baseline	%	%	%	%	%
UK GDP[1]	3.3	(0.8)	0.9	1.8	1.9
UK unemployment[2]	3.7	4.5	4.4	4.1	4.2
UK HPI[3]	8.4	(4.7)	(1.7)	2.2	2.2
UK bank rate	1.8	4.4	4.1	3.8	3.4
US GDP[1]	1.8	0.5	1.2	1.5	1.5
US unemployment[4]	3.7	4.3	4.7	4.7	4.7
US HPI[5]	11.2	1.8	1.5	2.3	2.4
US federal funds rate	2.1	4.8	3.6	3.1	3.0

Downside 2
UK GDP[1]	3.3	(3.4)	(3.8)	2.0	2.3
UK unemployment[2]	3.7	6.0	8.4	8.0	7.4
UK HPI[3]	8.4	(18.3)	(18.8)	(7.7)	8.2
UK bank rate	1.8	7.3	7.9	6.6	5.5
US GDP[1]	1.8	(2.7)	(3.4)	2.0	2.6
US unemployment[4]	3.7	6.0	8.5	8.1	7.1
US HPI[5]	11.2	(3.1)	(4.0)	(1.9)	4.8
US federal funds rate	2.1	6.6	6.9	5.8	4.6

Downside 1
UK GDP[1]	3.3	(2.1)	(1.5)	1.9	2.1
UK unemployment[2]	3.7	5.2	6.4	6.0	5.8
UK HPI[3]	8.4	(11.7)	(10.6)	(2.8)	5.2
UK bank rate	1.8	5.9	6.1	5.3	4.6
US GDP[1]	1.8	(1.1)	(1.1)	1.7	2.1
US unemployment[4]	3.7	5.1	6.6	6.4	5.9
US HPI[5]	11.2	(0.7)	(1.3)	0.2	3.6
US federal funds rate	2.1	5.8	5.4	4.4	3.9

Upside 2
UK GDP[1]	3.3	2.8	3.7	2.9	2.4
UK unemployment[2]	3.7	3.5	3.4	3.4	3.4
UK HPI[3]	8.4	8.7	7.5	4.4	4.2
UK bank rate	1.8	3.1	2.6	2.5	2.5
US GDP[1]	1.8	3.3	3.5	2.8	2.8
US unemployment[4]	3.7	3.3	3.3	3.3	3.3
US HPI[5]	11.2	5.8	5.1	4.5	4.5
US federal funds rate	2.1	3.6	2.9	2.8	2.8

Upside 1
UK GDP[1]	3.3	1.0	2.3	2.4	2.1
UK unemployment[2]	3.7	4.0	3.9	3.8	3.8
UK HPI[3]	8.4	1.8	2.9	3.3	3.2
UK bank rate	1.8	3.5	3.3	3.0	2.8
US GDP[1]	1.8	1.9	2.3	2.2	2.2
US unemployment[4]	3.7	3.8	4.0	4.0	4.0
US HPI[5]	11.2	3.8	3.3	3.4	3.4
US federal funds rate	2.1	3.9	3.4	3.0	3.0
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30 June 2023
Scenario probability weighting	13.0	24.7	40.2	15.2	6.9
As at 31 December 2022
Scenario probability weighting	10.9	23.1	39.4	17.6	9.0
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest cumulative position relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30 June 2023%		%	%	%	%
UK GDP[2]	15.1	11.2	1.3	(2.7)	(6.9)
UK unemployment[3]	3.5	3.9	4.2	6.5	8.5
UK HPI[4]	25.8	14.6	0.8	(25.2)	(41.5)
UK bank rate[3]	2.5	3.0	4.1	6.3	8.0
US GDP[2]	15.9	11.9	1.6	(2.3)	(6.2)
US unemployment[3]	3.3	3.5	4.4	7.2	9.8
US HPI[4]	23.6	17.2	2.1	(2.3)	(10.1)
US federal funds rate[3]	2.0	2.5	3.5	5.3	7.0

As at 31 December 2022
UK GDP[2]	13.9	9.4	1.4	(3.2)	(6.8)
UK unemployment[3]	3.4	3.6	4.2	6.6	8.5
UK HPI[4]	37.8	21.0	1.2	(17.9)	(35.0)
UK bank rate[3]	0.5	0.5	3.5	6.3	8.0
US GDP[2]	14.1	9.6	1.3	(2.5)	(6.3)
US unemployment[3]	3.3	3.6	4.4	6.7	8.6
US HPI[4]	35.0	27.5	3.8	3.7	0.2
US federal funds rate[3]	0.1	0.1	3.3	6.0	7.0
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q123 (2022: Q122).
2Maximum growth relative to Q422 (2022: Q421), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual Growth Rate (CAGR) in Baseline; minimum growth relative to Q422 (2022: Q421), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios.
4Maximum growth relative to Q422 (2022: Q421), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q422 (2022: Q421), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30 June 2023%		%	%	%	%
UK GDP[2]	2.7	2.0	1.3	0.5	(0.3)
UK unemployment[3]	3.6	3.9	4.2	5.6	7.0
UK HPI[4]	4.7	2.8	0.8	(3.4)	(7.6)
UK bank rate[3]	3.0	3.6	4.1	5.2	6.4
US GDP[2]	2.9	2.3	1.6	0.8	—
US unemployment[3]	3.5	4.0	4.4	6.0	7.6
US HPI[4]	4.3	3.2	2.1	0.8	(0.5)
US federal funds rate[3]	2.8	3.2	3.5	4.5	5.7

As at 31 December 2022
UK GDP[2]	3.0	2.2	1.4	0.7	—
UK unemployment[3]	3.5	3.8	4.2	5.4	6.7
UK HPI[4]	6.6	3.9	1.2	(2.6)	(6.4)
UK bank rate[3]	2.5	2.9	3.5	4.7	5.8
US GDP[2]	2.9	2.1	1.3	0.7	—
US unemployment[3]	3.4	3.9	4.4	5.5	6.7
US HPI[4]	6.2	5.0	3.8	2.5	1.2
US federal funds rate[3]	2.8	3.1	3.3	4.3	5.2
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index.
25-year yearly average CAGR, starting 2022 (2022: 2021).
35-year average. Period based on 20 quarters from Q123 (2022: Q122).
45-year quarter end CAGR, starting Q422 (2022: Q421).